Stock-Based Compensation - Summary of Incentive Unit Activity (Detail) - 313 Acquisition LLC [Member] - Incentive Units [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning Balance	74,527,942	68,459,562
Granted	3,850,000	7,375,000
Forfeited	(4,415,106)	(1,306,620)
Exercised	0	0
Outstanding, Ending Balance	73,962,836	74,527,942	68,459,562
Weighted Average Exercise Price Per Share, Outstanding, Beginning Balance	$ 1.03	$ 1.00
Unvested shares expected to vest	59,474,350
Weighted Average Exercise Price Per Share, Granted	$ 2.40	1.30
Exercisable	14,488,486
Weighted Average Exercise Price Per Share, Forfeited	$ 1.03	1.00
Weighted Average Exercise Price Per Share, Exercised	0	0
Weighted Average Exercise Price Per Share, Outstanding, Ending Balance	1.06	$ 1.03	$ 1.00
Weighted Average Exercise Price Per Share, Unvested shares expected to vest	1.06
Weighted Average Exercise Price Per Share, Exercisable	$ 1.03
Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 3 months 22 days	8 years 2 months 9 days	9 years 1 month 13 days
Unvested shares expected to vest, Weighted Average Remaining Contractual Life (Years)	7 years 4 months 2 days
Exercisable at December 2015, Weighted Average Remaining Contractual Life (Years)	7 years 2 months 5 days
Outstanding, Aggregate Intrinsic Value	$ 104,562,869	$ 20,145,882	$ 20,537,869
Unvested shares expected to vest, Aggregate Intrinsic Value	83,642,766
Exercisable, Aggregate Intrinsic Value	$ 20,920,103